Operating Revenue (Schedule of Operating Revenue) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	$ 14,559	$ 11,662	$ 11,551
Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	42	33	20
Alternative Revenue Programs
Public Utilities General Disclosures [Line Items]
Other revenues	72	44	84
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	9,868	7,470	7,661
Virginia Electric and Power Company | Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	18	21	11
Virginia Electric and Power Company | Alternative Revenue Programs
Public Utilities General Disclosures [Line Items]
Other revenues	$ 72	$ 44	$ 84